WARRANTS (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Equity-classified warrants [Abstract]
Number of shares (in shares)	1,335,466	1,409,248
Weighted Average Exercise price (in dollars per share)	$ 19.80	$ 21.00
Equity Classified Warrants [Member]
Equity-classified warrants [Abstract]
Weighted Average Exercise price (in dollars per share)		$ 9.00
Equity Classified Warrants [Member] | Consultant [Member]
Equity-classified warrants [Abstract]
Number of shares (in shares)	27,200	36,422
Weighted Average Exercise price (in dollars per share)	$ 40.20	$ 54.00
Investment Warrants Expiration Date Range Start	Dec. 31, 2016	Mar. 31, 2016
Investment Warrants Expiration Date Range End	Nov. 30, 2020	Nov. 30, 2020
Equity Classified Warrants [Member] | Financing 2011 [Member]
Equity-classified warrants [Abstract]
Number of shares (in shares)		64,560
Weighted Average Exercise price (in dollars per share)		$ 97.20
Investment Warrants Expiration Date Range Start		Jan. 31, 2016
Investment Warrants Expiration Date Range End		Apr. 30, 2016
Equity Classified Warrants [Member] | Financing 2012 [Member]
Equity-classified warrants [Abstract]
Number of shares (in shares)	9,879	9,879
Weighted Average Exercise price (in dollars per share)	$ 90.00	$ 90.00
Investment Warrants Expiration Date	Dec. 31, 2017	Dec. 31, 2017
Equity Classified Warrants [Member] | Financing 2013 [Member]
Equity-classified warrants [Abstract]
Number of shares (in shares)	145,874	145,874
Weighted Average Exercise price (in dollars per share)	$ 59.10	$ 59.10
Investment Warrants Expiration Date Range Start	Dec. 31, 2017	Dec. 31, 2017
Investment Warrants Expiration Date Range End	Aug. 31, 2018	Aug. 31, 2018
Equity Classified Warrants [Member] | Financing 2014 [Member]
Equity-classified warrants [Abstract]
Number of shares (in shares)	362,756	362,756
Weighted Average Exercise price (in dollars per share)	$ 24.60	$ 27.90
Investment Warrants Expiration Date Range Start	Dec. 31, 2016	Dec. 31, 2016
Investment Warrants Expiration Date Range End	Jun. 30, 2019	Jun. 30, 2019
Equity Classified Warrants [Member] | Financing 2014 [Member]
Equity-classified warrants [Abstract]
Number of shares (in shares)	789,757
Weighted Average Exercise price (in dollars per share)	$ 8.70
Investment Warrants Expiration Date Range Start	Jan. 31, 2017
Investment Warrants Expiration Date Range End	Dec. 31, 2020
Equity Classified Warrants [Member] | Financing 2015 [Member]
Equity-classified warrants [Abstract]
Number of shares (in shares)		789,757
Weighted Average Exercise price (in dollars per share)		$ 8.70
Investment Warrants Expiration Date Range Start		Jan. 31, 2017
Investment Warrants Expiration Date Range End		Dec. 31, 2020